share-based compensation	12 Months Ended
Dec. 31, 2020
share-based compensation
share-based compensation

14   share-based compensation

(a)    Details of share-based compensation expense

Reflected in the Consolidated statements of income and other comprehensive income as Employee benefits expense and in the Consolidated statements of cash flows are the following share-based compensation amounts:

Years ended December 31 (millions)		2020			2019
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense	outflows	adjustment	expense	outflows	adjustment
Restricted share units	(b)	$131	$(109)	$22	$107	$(112)	$(5)
Employee share purchase plan	(c)	33	(33)	—	37	(37)	—
Share option awards	(d)	9	(4)	5	3	—	3
		$173	$(146)	$27	$147	$(149)	$(2)

For the year ended December 31, 2020, the associated operating cash outflows in respect of restricted share units were net of cash inflows arising from cash-settled equity forward agreements of $4 million (2019 – $13 million). For the year ended December 31, 2020, the income tax benefit arising from share-based compensation was $43 million (2019 – $39 million).

(b)   Restricted share units

General

We use restricted share units as a form of retention and incentive compensation. Each restricted share unit is nominally equal in value to one equity share and is nominally entitled to the dividends that would arise thereon if it were an issued and outstanding equity share. The notional dividends are recorded as additional issuances of restricted share units during the life of the restricted share unit. Due to the notional dividend mechanism, the grant-date fair value of restricted share units equals the fair market value of the corresponding equity shares at the grant date, other than for the notional subset of our restricted share units affected by the relative total shareholder return performance condition (which have their grant-date fair value determined using a Monte Carlo simulation). The restricted share units generally become payable when vesting is complete and typically vest over a period of 33 months (the requisite service period). The vesting method of restricted share units, which is determined on or before the date of grant, may be either cliff or graded; the majority of restricted share units outstanding are cliff-vesting. Accounting for restricted share units, as either equity instruments or liability instruments, is based upon the expected manner of their settlement when they are granted. Grants of restricted share units prior to fiscal 2019 are accounted for as liability instruments, as the associated obligation is normally cash-settled.

* Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

TELUS Corporation restricted share units

We also award restricted share units that largely have the same features as our general restricted share units, but have a variable payout (0% – 200%)that depends upon the achievement of our total customer connections performance condition (with a weighting of 25%) and the total shareholder return on TELUS Corporation Common Shares relative to an international peer group of telecommunications companies (with a weighting of 75%). The grant-date fair value of the notional subset of our restricted share units affected by the total customer connections performance condition equals the fair market value of the corresponding TELUS Corporation Common Shares at the grant date, and thus the notional subset has been included in the presentation of our restricted share units with only service conditions. The estimate, which reflects a variable payout, of the fair value of the notional subset of our restricted share units affected by the relative total shareholder return performance condition is determined using a Monte Carlo simulation. Grants of restricted share units in 2020 and 2019 are accounted for as equity-settled, as that was their expected manner of settlement when granted.

The following table presents a summary of outstanding TELUS Corporation non-vested restricted share units.

Number of non-vested restricted share units as at December 31	2020*	2019*
Restricted share units without market performance conditions
Restricted share units with only service conditions	5,718,328	6,186,854
Notional subset affected by total customer connections performance condition	298,957	282,100
	6,017,285	6,468,954
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	896,870	846,298
	6,914,155	7,315,252

The following table presents a summary of the activity related to TELUS Corporation restricted share units without market performance conditions.

Years ended December 31	2020			2019
			Weighted			Weighted
	Number of restricted		average	Number of restricted		average
	share units [1]		grant-date	share units [1]		grant-date
	Non-vested	Vested	fair value	Non-vested	Vested	fair value
Outstanding, beginning of period *
Non-vested	6,468,954	—	$23.37	6,387,040	—	$22.42
Vested	—	30,800	$22.02	—	126,766	$22.45
Granted
Initial award	3,199,809	—	$25.36	4,092,094	—	$23.82
In lieu of dividends	428,750	624	$23.08	333,600	578	$23.62
Vested	(3,696,539)	3,696,539	$23.14	(4,004,162)	4,004,162	$22.28
Settled in cash	—	(3,053,349)	$22.82	—	(4,100,706)	$22.28
Settled in equity	—	(644,744)	$24.17	—	—	$—
Forfeited	(383,689)	—	$23.82	(339,618)	—	$22.65
Outstanding, end of period
Non-vested	6,017,285	—	$24.55	6,468,954	—	$23.37
Vested	—	29,870	$24.58	—	30,800	$22.02

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

* Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

TELUS International (Cda) Inc. restricted share units

We also award restricted share units that largely have the same features as the TELUS Corporation restricted share units, but have a variable payout (0% – 150%) that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non-market quality-of-service performance conditions.

The following table presents a summary of the activity related to TELUS International (Cda) Inc. restricted share units.

Years ended December 31	2020				2019
	US$ denominated								Canadian $ denominated
			Weighted				Weighted		Number of	Weighted
	Number of restricted		average		Number of restricted		average		vested	average
	share units		grant-date		share units		grant-date		restricted	grant-date
	Non-vested	Vested	fair value		Non-vested	Vested	fair value		share units	fair value
Outstanding, beginning of period [1]
Non-vested	2,093,603	—	US$	6.11	2,527,704	—	US$	5.71	—	$—
Vested	—	—	US$	—	—	—	US$	—	145,346	$4.75
Granted	357,966	—	US$	11.11	836,145	—	US$	7.32	—	$—
Vested	(982,395)	982,395	US$	5.95	(1,186,524)	1,186,524	US$	5.10	—	$—
Settled in cash	—	(982,395)	US$	5.95	—	(1,186,524)	US$	5.10	(145,346)	$4.75
Forfeited	(85,532)	—	US$	7.00	(83,722)	—	US$	5.94	—	$—
Outstanding, end of period-non-vested	1,383,642	—	US$	7.94	2,093,603	—	US$	6.11	—	$—
1

Amounts reflect retrospective application of February 4, 2021, 4.5-for-one share subdivision which occurred in connection with TELUS International (Cda) Inc.'s initial public offering of shares (see Note 28(d)).

(c)   Employee share purchase plan

We have an employee share purchase plan under which eligible employees up to a certain job classification can purchase TELUS Corporation Common Shares through regular payroll deductions. In respect of TELUS Corporation Common Shares held within the employee share purchase plan, TELUS Corporation Common Share dividends declared during the year ended December 31, 2020, of $37 million (2019 – $34 million) were to be reinvested in TELUS Corporation Common Shares acquired by the trustee from Treasury, with no discount applicable prior to October 1, 2019; subsequent to that date, a discount was applicable, as set out in Note 13(b).

(d)   Share option awards

General

We use share option awards as a form of retention and incentive compensation. We apply the fair value method of accounting for share-based compensation awards granted to officers and other employees. Share option awards typically have a three-year vesting period (the requisite service period). The vesting method of share option awards, which is determined on or before the date of grant, may be either cliff or graded; all share option awards granted subsequent to 2004 have been cliff-vesting.

*    Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

The weighted average fair value of share option awards granted is calculated by using the Black-Scholes model (a closed-form option pricing model). The risk-free interest rate used in determining the fair value of the share option awards is based on a Government of Canada yield curve that is current at the time of grant. The expected lives of the share option awards are based on our historical share option award exercise data. Similarly, expected volatility considers the historical volatility in the price of our Common Shares in respect of TELUS Corporation share options and the average historical volatility in the prices of a peer group’s shares in respect of TELUS International (Cda) Inc. share options. The dividend yield is the annualized dividend current at the time of grant divided by the share option award exercise price. Dividends are not paid on unexercised share option awards and are not subject to vesting.

TELUS Corporation share options

Employees may be granted options to purchase TELUS Corporation Common Shares at an exercise price equal to the fair market value at the time of grant. Share option awards granted under the plan may be exercised over specific periods not to exceed seven years from the time of grant. Share option awards granted in fiscal 2020 were for front-line employees; no share option awards were granted in fiscal 2019.

These share option awards have a net-equity settlement feature. The optionee does not have the choice of exercising the net-equity settlement feature; it is at our option whether the exercise of a share option award is settled as a share option or settled using the net-equity settlement feature.

The following table presents a summary of the activity related to the TELUS Corporation share option plan.

	Number of	Weighted
	share	average share
Year ended December 31, 2020	options	option price [1]
Outstanding, beginning of period*	—	$—
Granted	3,171,600	$21.57
Forfeited	(156,900)	$21.29
Outstanding, end of period	3,014,700	$21.59
1	The weighted average remaining contractual life is 6.3 years. No options were exercisable as at the balance sheet date.

The weighted average fair value of share option awards granted, and the weighted average assumptions used in the fair value estimation at the time of grant, calculated by using the Black-Scholes model (a closed-form option pricing model), are as follows:

Year ended December 31, 2020
Share option award fair value (per share option)	$0.65
Risk-free interest rate	0.95%
Expected lives [1] (years)	4.25
Expected volatility	12.3%
Dividend yield	5.4%
1	The maximum contractual term of the share option awards granted in 2020 was seven years.

*   Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

TELUS International (Cda) Inc. share options

Employees may be granted equity share options (equity-settled) to purchase TELUS International (Cda) Inc. subordinate voting shares at a price equal to, or a multiple of, the fair market value at the time of grant and/or phantom share options (cash-settled) that provide them with exposure to TELUS International (Cda) Inc. subordinate voting share price appreciation. Share option awards granted under the plan may be exercised over specific periods not to exceed ten years from the time of grant. All equity share option awards and most phantom share option awards have a variable payout (0% – 100%) that depends upon the achievement of TELUS International (Cda) Inc. financial performance and non‑market quality-of-service performance conditions.

The following table presents a summary of the activity related to the TELUS International (Cda) Inc. share option plan.

Years ended December 31	2020					2019
	US$ denominated			Canadian $ denominated		US$ denominated			Canadian $ denominated
	Number	Weighted		Number	Share	Number	Weighted		Number	Share
	of share	average share		of share	option	of share	average share		of share	option
	options	option price [2]		options	price [3]	options	option price [2]		options	price [3]
Outstanding, beginning of period [1]	4,484,790	US$	6.91	242,244	$4.75	3,864,308	US$	6.63	242,244	$4.75
Granted	—	US$	—	—	$—	620,482	US$	8.46	—	$—
Exercised	(562,734)	US$	6.21	—	$—	—	US$	—	—	$—
Outstanding, end of period	3,922,056	US$	6.94	242,244	$4.75	4,484,790	US$	6.91	242,244	$4.75
Exercisable, end of period	3,267,423	US$	6.58	242,244	$4.75	—	US$	—	—	$—
1

Amounts reflect retrospective application of February 4, 2021, 4.5-for-one share subdivision which occurred in connection with TELUS International (Cda) Inc.’s initial public offering of shares (see Note 28(d)).

2	The range of share option prices is US$4.87 – US$8.95 per TELUS International (Cda) Inc. equity share and the weighted average remaining contractual life is 6.4 years.
3	The weighted average remaining contractual life is 5.6 years.